LEASE RIGHTOFUSE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Operating Finance Lease	$ 94,237	$ 94,237	$ 94,237
Less accumulated depreciation	(22,176)	(18,018)	(1,386)
Finance lease, net	$ 72,061	$ 76,219	$ 92,851